Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 5,853
Balance at end of year	5,976	$ 5,853
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	5,853	5,076
Acquisitions	133	715
Disposals of businesses		(18)
Translation and other, net	(10)	80
Balance at end of year	$ 5,976	$ 5,853